As filed with the Commission on June 25, 1998
                                                               File Nos.33-73792
                                                                        811-8270

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                           Pre-Effective Amendment No.                       [ ]
                          Post-Effective Amendment No. 5                     [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                                Amendment No. 8                              [X]
                        (Check appropriate box or boxes)

                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          601 Union Street, Suite 2801
                                Seattle, WA 98101
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (206) 464-0400

                        J. Glenn Haber, Managing Director
                       Rainier Investment Management, Inc.
                            601 Union St., Ste. 2801
                                Seattle, WA 98101
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_____   Immediately upon filing pursuant to Rule 485 (b)
_XX__   On __June 30, 1998___, pursuant to Rule 485(b)
_____   60 days after filing pursuant to Rule 485(a)(1)
_____   On ____________, pursuant to Rule 485(a)(1)
_____   75 days after filing pursuant to Rule 485(a)(2)
_____   On ____________, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
                     Please send copy of Communications to:

David A. Hearth                                Steven J. Paggioli
Paul, Hastings, Janofsky & Walker LLP          Investment Company Administration
345 California Street, 29th Floor              Corporation
San Francisco, CA 94104                        479 W. 22nd Street
                                               New York, NY 10011

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

N-1A Item No.                                                                    Location
-------------                                                                    --------
Part A

Item 1.       Cover Page........................................................ Cover Page

Item 2.       Synopsis.......................................................... Summary of Expenses;
                                                                                 Prospectus Summary

Item 3.       Financial Highlights.............................................. Financial Highlights

Item 4.       General Description of Registrant................................. Investment Objectives
                                                                                 and Policies;
                                                                                 Investment
                                                                                 Restrictions

Item 5.       Management of the Fund ........................................... Organization and
                                                                                    Management

Item 5A.      Management's Discussion of Fund Performance....................... Fund's Annual Report

Item 6.       Capital Stock and Other Securities ............................... Dividends,
                                                                                 Distributions and Tax
                                                                                 Status;
                                                                                 Share Price
                                                                                 Determination

Item 7.       Purchase of Securities Being Offered ............................. Purchasing Shares in
                                                                                 the Portfolio, Share
                                                                                 Price Determination

Item 8.       Redemption or Repurchase ......................................... Selling Shares
                                                                                 (Redemptions)

Item 9.       Pending Legal Proceedings ........................................ N/A

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

N-1A Item No.                                                                    Location
-------------                                                                    --------
Part B

Item 10.      Cover Page ....................................................... Cover Page

Item 11.      Table of Contents ................................................ Table of Contents

Item 12.      General Information and History .................................. General Information

Item 13.      Investment Objectives and Policies ............................... Investment Objectives
                                                                                 and Policies;
                                                                                 Investment
                                                                                 Restrictions

Item 14.      Management of the Fund ........................................... Management

Item 15.      Control Persons and Principal Holders of Securities .............. Management

Item 16.      Investment Advisory and Other Services ........................... Management

Item 17.      Brokerage Allocation ............................................. Portfolio Transactions
                                                                                 and Brokerage

Item 18.      Capital Stock and Other Securities ............................... General Information

Item 19.      Purchase, Redemption and Pricing of Shares Being                   Net Asset Value;
              Offered .......................................................... Redemptions

Item 20.      Tax Status ....................................................... Taxation

Item 21.      Underwriters ..................................................... N/A

Item 22.      Performance Information .......................................... Performance
                                                                                 Information

Item 23.      Financial Statements ............................................. Financial Statements

Part C
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                As filed with the Securities and
                                            Exchange Commission on June 25, 1998

                                                       Registration No. 33-73792
                                                               File No. 811-8270



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------











                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS









--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Prospectus
June 30, 1998



Small/Mid Cap
Equity Portfolio

Core Equity
Portfolio

Balanced
Portfolio

Intermediate
Fixed Income
Portfolio

                          Rainier Investment Management
                              No-Load Mutual Funds
           Rainier Investment Management Mutual Funds (the "Funds" or
     "Trust") is an open-end investment company consisting of four separate, diversified portfolios (the "Portfolios"), each of
        which has its own objective, assets, liabilities and net assets.
         Rainier Investment Management, Inc.(R) ("RIM" or the "Advisor")
          serves as investment advisor to the Funds and the Portfolios.

Small/Mid Cap Equity Portfolio

The  Small/Mid  Cap  Equity  Portfolio  seeks  to  maximize   long-term  capital
appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of companies with small and medium-size capitalizations.


This Portfolio is currently closed to new shareholder accounts. The Advisor may reopen and close the Portfolio to certain types of new shareholder accounts in the future. For more information, see "Purchasing Shares" on page 15.

Core Equity Portfolio

The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies.


Balanced Portfolio

The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies and investment grade, intermediate-term debt securities and cash equivalent securities.

Intermediate Fixed Income Portfolio

The Intermediate Fixed Income Portfolio seeks to provide current income. The Portfolio invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities issued by corporations and the U.S. Government.


This Prospectus sets forth the basic information that prospective investors should know before investing in the Portfolios. Investors should read it carefully and retain it for future reference. The "Statement of Additional Information" dated June 30, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may obtain this "Statement of Additional Information" without charge by writing to the Funds at the address noted below or by calling (800) 248-6314.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ; NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

601 Union Street, Suite 2801 Seattle, Washington 98101
(800) 248-6314


Prospectus dated June 30, 1998.

Table of Contents
Summary of Expenses............................................................2
Prospectus Summary.............................................................3
Financial Highlights...........................................................4
Investment Objectives and Policies.............................................8

         Small/Mid Cap Equity Portfolio........................................8

         Core Equity Portfolio.................................................9

         Balanced Portfolio...................................................10

         Intermediate Fixed Income Portfolio..................................10

Risk considerations...........................................................11
         Small Companies......................................................11
         Interest Rates.......................................................11
         Portfolio Leverage...................................................12
         Foreign Securities and Other Risks...................................12
         Investment Grade Fixed-Income Securities.............................12
Other Securities and Investment Techniques....................................12
         Short-Term Investments...............................................12
         U.S. Government Securities...........................................12
         Asset-Backed Securities..............................................13
         Foreign Securities...................................................13
         When-Issued Securities...............................................13
         Portfolio Turnover...................................................13
         Illiquid and Restricted Securities...................................13
         Investment Restrictions..............................................13
Organization and Management...................................................14
         Organization.........................................................14
         The Advisor..........................................................14
Organization and Management, cont.
         Management Fee.......................................................14
         Managers of the Portfolios...........................................14
         Expense Limitation...................................................14
         Portfolio Transactions and Brokerage.................................14
         The Administrator....................................................15
         Distribution Plan....................................................15
Purchasing Shares.............................................................15
         Opening an Account...................................................16
         Purchasing by Mail...................................................16
         Purchasing by Wire...................................................16

         Purchasing by Retirement Plans and IRAs..............................16
         Purchasing with Securities...........................................16
         Additional Investments...............................................16
Selling Shares (Redemptions)..................................................17
         Redemptions by Mail..................................................17
         Signature Guarantee..................................................17
         Redemptions by Telephone.............................................17
         Redemptions by Wire..................................................18
         Redemption of Small Accounts.........................................18
         Redemption by Payment with Portfolio Securities......................18
         Shareholder Services.................................................19
         Automatic Reinvestment...............................................19
         Exchange Privilege...................................................19
         Exchange Privilege Annual Limits.....................................19
         Automatic Withdrawal Plan............................................19
         Shareholder Reports..................................................19
         Miscellaneous Charges................................................19
Share Price Determination.....................................................20
         Share Price..........................................................20
         Net Asset Value......................................................20
         Share Certificates...................................................20
Dividends, Distributions and Tax Status.......................................20
         Dividends and Distributions..........................................20
         Tax Status...........................................................21
Performance Information.......................................................21
         Total Return.........................................................21
         Yield................................................................21
General Information...........................................................22
         Voting Rights........................................................22

SUMMARY OF EXPENSES


This table is designed to help you understand the costs of investing in the Portfolios. The Portfolios are subject to voluntary expense limitations. See "Organization and Management."

                                            Small/Mid                                     Intermediate
                                            Cap Equity      Core Equity     Balanced      Fixed Income
                                            Portfolio       Portfolio       Portfolio     Portfolio
Shareholder Transaction Expenses
Maximum sales charge on purchases
(as a percentage of offering price)            None            None            None          None
Sales charge on reinvested dividends           None            None            None          None
Redemption fee                                 None            None            None          None
Exchange fee                                   None            None            None          None
Total Annual Portfolio Operating Expenses
(as a percentage of average net assets)
Management fees                                0.85%           0.75%           0.70%         0.45%+
12b-1 expenses*                                0.25%           0.25%           0.25%         0.10%
Other expenses after expense
reimbursement                                  0.16%           0.14%           0.24%**       0.00%**
Total operating expenses after expense
reimbursement                                  1.26%           1.14%           1.19%**       0.55%**


The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in any of the Portfolios will bear directly or indirectly.


*12b-1 fees may be paid to brokers, dealers, retirement plan administrators and other financial intermediaries for distribution and shareholder services. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. For more information on 12b-1 fees, see "Distribution Plan" on page 15.

**For the fiscal year ending March 31, 1998, the ratios of total operating expenses to average net assets for the Balanced and Intermediate Fixed Income Portfolios before the Advisor's waivers or reimbursements were 1.28% and 1.19%, respectively. In subsequent years, overall Portfolio operating expenses will not fall below the applicable voluntary percentage limitation until the Advisor has been fully reimbursed for fees foregone and expenses paid.

+ Voluntarily reduced by the Advisor from 0.50%. See "Organization and Management."

For more information regarding costs and expenses, see "Organization and Management" on page 14.

EXAMPLE

This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Portfolios over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of one, three, five and ten years. The Portfolios charge no redemption fees.

                 Small/Mid                                          Intermediate
                 Cap Equity       Core Equity       Balanced        Fixed Income
                 Portfolio        Portfolio         Portfolio       Portfolio
One year            $13              $12               $12             $16
Three years          40               36                38              18
Five years           69               63                65              31
Ten years           152              139               144              69


The example shown above assumes that the Advisor will limit the annual operating expenses of each Portfolio to the totals shown. The example should not be considered to be a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the example to assume a 5% annual return, but the Portfolios' actual returns may be higher or lower.

PROSPECTUS SUMMARY

The Funds


The Funds are organized as a series of distinct portfolios within a Delaware business trust, which is registered with the SEC as an open-end diversified management investment company. The Funds consist of four separate, diversified portfolios (the "Portfolios"), each of which has its own objective, assets, liabilities and net assets.


Investment Objectives and Policies

Each Portfolio has its own investment objectives. See pages 6-9 of the Prospectus for a full discussion of objectives of the Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio.

The Investment Advisor


Rainier Investment Management, Inc.(R) ("RIM" or the "Advisor"), Seattle, Washington, serves as investment advisor to the Funds and the Portfolios. The Advisor currently manages $5.3 billion of discretionary assets for various clients including corporations, public and corporate pension plans, foundations and charitable endowments, and high net worth individuals.


Management Fee


Pursuant to the Investment Advisory Agreement, the Advisor receives a fee, accrued daily and paid monthly at the following annual percentages of average net assets: Small/Mid Cap Equity Portfolio-0.85%; Core Equity Portfolio-0.75%; Balanced Portfolio-0.70%; Intermediate Fixed Income Portfolio-0.50%. Currently, the Investment Advisor is voluntarily reducing its management fee for the Intermediate Fixed Income Portfolio to an annual rate of 0.45%.

Minimum Purchase

The minimum initial investment in each Portfolio is $25,000. The Funds may waive the minimum for certain retirement and other employee benefit plans; for the Advisor's employees, clients and their affiliates; for advisors or financial institutions offering investors a program of services; or for any other person or organization deemed appropriate by the Funds.


The Small/Mid Cap Equity Portfolio is currently closed to new shareholder accounts. For more information, see "Purchasing Shares" on page 15.


Offering Price/Redemption


Shares are offered at net asset value without a sales charge, and may be redeemed at their net asset value on any business day. See "Purchasing Shares" and "Selling Shares" on pages 15 and 17.


Dividends

The Small/Mid Cap and Core Equity Portfolios intend to pay dividends annually. The Balanced Portfolio intends to pay dividends quarterly. The Intermediate Fixed Income Portfolio intends to pay dividends monthly.

Risk Considerations

Like all investments, an investment in the Portfolios involves certain risks. The equity and fixed-income securities held by the Portfolios and the value of the Portfolios' shares will fluctuate with market and other economic conditions, so that investors' shares, when redeemed, may be worth more or less than their original cost. See page 9 for a further discussion of risk considerations.

Transfer Agent, Custodian and Fund Accountant
Firstar Trust Company

Independent Auditors
KPMG Peat Marwick LLP

Distributor
First Fund Distributors, Inc.

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

The above is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the "Statement of Additional Information."

FINANCIAL HIGHLIGHTS

The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the Financial Statements and Financial Highlights is included in the Funds' Annual Report which is incorporated by reference in the "Statement of Additional Information." Further information about the Funds' performance is contained in the Annual Report, which may be obtained without charge by writing or calling the Funds at the address or telephone number listed on the first page of this Prospectus.

Rainier Investment Management Mutual Funds
For a share outstanding throughout the period

                                                                Small/Mid Cap Equity Portfolio
                                             -------------------------------------------------------------
                                                                                                   From
                                             For the fiscal   For the fiscal   For the fiscal    05/10/94*
                                               year ending      year ending      year ending      through
                                                  1998             1997             1996         03/31/95
                                             --------------   --------------   --------------   ----------
Net asset value, beginning of period         $        18.54   $        17.89   $        13.89   $    12.00
Income from investment operations
   Net investment income (loss)                       (0.01)            0.05             0.05         0.10
   Net realized and unrealized gains on
   investments                                         8.71             2.43             5.17         2.18
                                             --------------   --------------   --------------   ----------
      Total from investment operations                 8.70             2.48             5.22         2.28
                                             --------------   --------------   --------------   ----------
Distributions
   From net investment income                         (0.01)           (0.06)           (0.06)       (0.07)
   From net realized gains                            (2.31)           (1.77)           (1.16)       (0.32)
                                             --------------   --------------   --------------   ----------
      Total distributions                             (2.32)           (1.83)           (1.22)       (0.39)
                                             --------------   --------------   --------------   ----------
Net asset value, end of period               $        24.92   $        18.54   $        17.89   $    13.89
                                             ==============   ==============   ==============   ==========
Total return                                          48.68%           14.57%           38.38%       19.38%+
                                             ==============   ==============   ==============   ==========
Net assets at end of period (in 000's)       $      515,682   $      136,341   $       79,495   $   10,120
                                             ==============   ==============   ==============   ==========
Ratio of expenses to average net assets
   Before expense reimbursement/recoupment             1.26%            1.33%            1.46%        2.93%++
   After expense reimbursement/recoupment               n/a             1.40%            1.48%        1.48%++
                                             ==============   ==============   ==============   ==========
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/ recoupment                            -0.06%             0.27%            0.66%        1.40%++
                                             ==============   ==============   ==============   ==========
Portfolio turnover rate                              107.17%          130.54%          151.37%      152.21%
                                             ==============   ==============   ==============   ==========
Average commission rate paid ^               $       0.0593   $       0.0588   $       0.0562         --
                                             ==============   ==============   ==============   ==========


                                                                    Core Equity Portfolio
                                             --------------------------------------------------------------
                                                                                                   From
                                             For the fiscal   For the fiscal   For the fiscal    05/10/94*
                                               year ending      year ending      year ending      through
                                                  1998             1997             1996         03/31/95
                                             --------------   --------------   --------------   -----------
Net asset value, beginning of period         $        18.97   $        17.53   $        13.84   $     12.00
Income from investment operations
   Net investment income                               0.07             0.13             0.11          0.11
   Net realized and unrealized gains on
   investments                                         8.86             2.86             5.13          2.00
                                             --------------   --------------   --------------   -----------
      Total from investment operations                 8.93             2.99             5.24          2.11
                                             --------------   --------------   --------------   -----------
Distributions
   From net investment income                         (0.07)           (0.13)           (0.11)        (0.07)
   From net realized gains                            (3.16)           (1.42)           (1.44)        (0.20)
                                             --------------   --------------   --------------   -----------
      Total distributions                             (3.23)           (1.55)           (1.55)        (0.27)
                                             --------------   --------------   --------------   -----------
Net asset value, end of period               $        24.67   $        18.97   $        17.53   $     13.84
                                             ==============   ==============   ==============   ===========
Total return                                          49.64%           17.88%           38.64%        17.87%+
                                             ==============   ==============   ==============   ===========
Net assets at end of period (in 000's)       $      698,665   $      260,629   $      107,665   $    20,430
                                             ==============   ==============   ==============   ===========
Ratio of expenses to average net assets
   Before expense reimbursement/recoupment             1.14%            1.18%            1.30%         1.86%++
   After expense reimbursement/recoupment               n/a             1.22%            1.29%         1.29%++
                                             ==============   ==============   ==============   ===========
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/ recoupment                              0.37%            0.74%            1.07%         1.25%++
                                             ==============   ==============   ==============   ===========
Portfolio turnover rate                              119.88%          146.12%          138.02%       133.18%
                                             ==============   ==============   ==============   ===========
Average commission rate paid ^               $       0.0587   $       0.0591   $       0.0575          --
                                             ==============   ==============   ==============   ===========


*Commencement of operations.
+Not Annualized.
++Annualized.
^ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commissions rate per share for security trades on which commissions are charged. This amount may vary from period to period and from fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                                        Balanced Portfolio
                                             -----------------------------------------------------------------------
                                                                                                           From
                                             For the fiscal     For the fiscal     For the fiscal        05/10/94*
                                               year ending        year ending        year ending         through
                                                  1998               1997               1996             03/31/95
                                             --------------     --------------     --------------     --------------
Net asset value, beginning of period         $        14.76     $        14.53     $        12.96     $        12.00
Income from investment operations
   Net investment income                               0.35               0.37               0.38               0.30
   Net realized and unrealized gains on
   investments                                         4.46               1.28               2.82               1.13
                                             --------------     --------------     --------------     --------------
      Total from investment operations                 4.81               1.65               3.20               1.43
                                             --------------     --------------     --------------     --------------
Distributions
   From net investment income                         (0.35)             (0.37)             (0.37)             (0.31)
   From net realized gains                            (2.44)             (1.05)             (1.26)             (0.16)
                                             --------------     --------------     --------------     --------------
      Total distributions                             (2.79)             (1.42)             (1.63)             (0.47)
                                             --------------     --------------     --------------     --------------
Net asset value, end of period               $        16.78     $        14.76     $        14.53     $        12.96
                                             ==============     ==============     ==============     ==============
Total return                                          34.57%             11.83%             25.58%             12.23%+
                                             ==============     ==============     ==============     ==============
Net assets at end of period (in 000's)       $       72,724     $       40,630     $       32,080     $       13,724
                                             ==============     ==============     ==============     ==============
Ratio of expenses to average net assets
   Before expense reimbursement/recoupment             1.28%              1.31%              1.50%              2.29%++
   After expense reimbursement/recoupment              1.19%              1.19%              1.19%              1.19%++
                                             ==============     ==============     ==============     ==============
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/ recoupment                              2.09%              2.50%              2.76%              3.04%++
                                             ==============     ==============     ==============     ==============
Portfolio turnover rate                              102.98%            133.68%            114.85%             92.40%
                                             ==============     ==============     ==============     ==============
Average commission rate paid (Diamond)       $       0.0589     $       0.0576     $       0.0587               --
                                             ==============     ==============     ==============     ==============

                                                                 Intermediate Fixed Income Portfolio
                                             -----------------------------------------------------------------------

                                                                                                           From
                                             For the fiscal     For the fiscal     For the fiscal        05/10/94*
                                               year ending        year ending        year ending         through
                                                  1998               1997               1996             03/31/95
                                             --------------     --------------     --------------     --------------
Net asset value, beginning of period         $        12.08     $        12.33     $        12.00     $        12.00
Income from investment operations
   Net investment income                               0.71               0.65               0.70               0.57
   Net realized and unrealized gains on
   investments                                         0.37              (0.25)              0.34               --
                                             --------------     --------------     --------------     --------------
      Total from investment operations                 1.08               0.40               1.04               0.57
                                             --------------     --------------     --------------     --------------
Distributions
   From net investment income                         (0.71)             (0.64)             (0.70)             (0.57)
   From net realized gains                             --                (0.01)             (0.01)              --
                                             --------------     --------------     --------------     --------------
      Total distributions                             (0.71)             (0.65)             (0.71)             (0.57)
                                             --------------     --------------     --------------     --------------
Net asset value, end of period               $        12.45     $        12.08     $        12.33     $        12.00
                                             ==============     ==============     ==============     ==============
Total return                                           9.11%              3.35%              8.85%              4.92%+
                                             ==============     ==============     ==============     ==============
Net assets at end of period (in 000s)        $       19,961     $       19,303     $        9,740     $        6,370
                                             ==============     ==============     ==============     ==============
Ratio of expenses to average net assets
   Before expense reimbursement/recoupment             1.19%              1.53%              2.17%              2.44%++
   After expense reimbursement/recoupment              0.55%              0.95%              0.95%              0.95%++
                                             ==============     ==============     ==============     ==============
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/ recoupment                              5.73%              5.42%              5.69%              5.57%++
                                             ==============     ==============     ==============     ==============
Portfolio turnover rate                               15.99%              8.37%             15.49%              5.21%
                                             ==============     ==============     ==============     ==============
Average commission rate paid ^                         --                 --                 --                 --
                                             ==============     ==============     ==============     ==============


*Commencement of operations.
+Not Annualized.
++Annualized.
^ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commissions rate per share for security trades on which commissions are charged. This amount may vary from period to period and from fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

INVESTMENT OBJECTIVES AND POLICIES

Rainier Investment Management Mutual Funds (the "Funds") is an open-end management investment company consisting of four separate, diversified portfolios (the "Portfolios"), each of which has its own objective, assets, liabilities and net assets. Rainier Investment Management, Inc.(R) ("RIM" or the "Advisor") serves as investment advisor to the Funds and the Portfolios.

The investment objective and policy of each Portfolio is described below. In addition, each of the Portfolios may make use of certain types of investments and investing techniques that are described under "Other Securities and Investment Techniques" on page 10. The value of the Portfolios' investments will fluctuate with market and other economic conditions.

Small/Mid Cap Equity Portfolio


The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of companies with small-and medium-size capitalizations. The Advisor considers small-capitalization companies to be those with the same capitalization ranges as companies in the Russell 2000(R) Index and mid-capitalization companies to be those with the same capitalization ranges as companies in the Russell Midcap(TM) Index. While not an investment objective of the Portfolio, capital appreciation that is consistently greater than that of the Russell MidcapIndex is the goal of the Advisor. There is no assurance the Portfolio will meet its objective. It is expected that holdings in securities of small-cap companies will range from 15% to 40% and mid-cap company securities will range from 60% to 85% of the Portfolio's net assets. The characteristics of equity securities selected by the Advisor are described on page 7 under "Additional Equity Investment Considerations."

The securities of small-and medium-sized companies may present greater opportunities for capital appreciation, but may also involve greater risks than large companies. These securities have the characteristics and risks described under "Risk Considerations" on page 9.

The Portfolio may invest in stocks of companies which are either included in the Russell 2000 Index, the Russell MidcapIndex, or have equity capitalizations within the ranges of these indices at the time of purchase. The Russell Indices are unmanaged indices of equity securities of companies which, as of June 30, 1997, range in capitalization from $171.7 million to $1.1 billion for the
Russell 2000 Index and from $1.1 billion to $8.0 billion for the Russell MidcapIndex. Investments in companies whose capitalizations grow above the maximum capitalization levels of these indices may continue to be held if particularly attractive. Companies in which the Portfolio invests are diversified over a broad cross section of industries. As a risk-control measure, extreme overweighting or underweighting of the Portfolio relative to the Russell Midcap Index sector weightings is normally avoided by comparing the Portfolio to Index weightings and making appropriate adjustments.


Equity securities in which the Portfolio invests include common stocks, American Depositary

Receipts ("ADRs") and securities having the characteristics of common stocks, such as convertible preferred stocks, convertible "investment grade" debt securities [which will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Corporation ("Standard & Poor's")] and warrants. See "Risk Considerations" on page 10 for a discussion of the characteristics of securities rated Baa by Moody's or BBB by Standard & Poor's. Under normal circumstances, the Portfolio will invest at least 65%, and expects to invest 90% or more of its total assets in equity securities of small-and mid-capitalization issuers.


Core Equity Portfolio

The Core Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies. Although not an investment objective of the Portfolio, capital appreciation that is consistently greater than that of the Standard & Poor's 500 Stock Index is the goal of the Advisor. There is no assurance the Portfolio will meet its objective.


To the Advisor, the term "Core Equity" denotes a portfolio invested in large, medium and small capitalization companies. In an effort to diversify and enhance safety, the Portfolio may invest in stocks of companies of all sizes. Companies in which the Portfolio invests are diversified over a broad cross section of industries. As a risk-control measure, extreme overweighting or underweighting of the Portfolio relative to the Standard & Poor's 500 Stock Index's sector weightings is normally avoided by comparing the Portfolio to Index weightings and making appropriate adjustments. Other characteristics of equity securities selected by the Advisor are described below under "Additional Equity Investment Considerations."

The Core Equity Portfolio may hold equity securities of companies with smaller market capitalizations. These securities have the characteristics and risks described under "Risk Considerations" on page 11.

Equity securities in which the Portfolio invests include common stocks, ADRs, and securities having the characteristics of common stocks, such as convertible preferred stocks, convertible "investment grade" debt securities (which will be rated Baa or better by Moody's, or BBB or better by Standard & Poor's) and warrants. See "Risk Considerations" on page 12 for a discussion of the characteristics of securities rated Baa by Moody's or BBB by Standard & Poor's. Under normal circumstances, the Portfolio will invest at least 65% or more of its assets in equity securities of core equity companies.


Additional Equity Investment Considerations

The Advisor refers to its investment philosophy with respect to the equity portion of the Portfolios as "Growth at a Reasonable Price" ("GARP") . A primary benefit of the GARP strategy in the view of the Advisor is the ability to generate competitive investment returns in many different market environments. For more information on the GARP investment philosophy, see the "Statement of Additional Information."

In selecting securities for purchase in the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and the Balanced Portfolio (see below for Balanced Portfolio objectives), the Advisor emphasizes companies that are likely to demonstrate superior earnings growth relative to their peers, positive earnings surprises, and whose equities are selling at attractive valuations. The Advisor favors companies that exhibit advantageous competitive strategies or operate in
favorable  competitive  environments.   Strong  management  with  a  significant
ownership position in the company is desired, as are companies with balance sheet integrity and financial strength.

The Advisor considers the sale of specific equity securities when they approach predetermined target prices; when fundamental prospects or earnings are deteriorating or are expected to deteriorate; or when there are more attractive equity securities on a risk/reward basis in the same industry, thereby warranting a swap.

The Advisor supports its selection of individual securities through intensive research and pursues qualitative and quantitative disciplines to determine when securities should be purchased and sold. In unusual circumstances, economic, monetary and other factors may cause the Advisor to assume a temporary, defensive position during which all or a substantial portion of the equity assets of each Portfolio may be invested in short-term instruments. Short-term instruments are described under "Other Securities and Investment Techniques" on page 10. Under normal market conditions, it is expected that investments in such short-term instruments may range from zero (fully invested) to 20% of the Portfolios' assets. The Portfolios may also lend securities and use repurchase agreements. For more information on these investments, see the "Statement of Additional Information."

Balanced Portfolio

The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies and investment grade, intermediate-term debt securities and cash equivalent securities. The Advisor seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market.

The Advisor views the Standard & Poor's 500 Stock Index as a suitable measure of the stock market. Based on its analysis of the securities markets, the Advisor believes that over time, a Portfolio that balances its holdings among common stocks, investment grade fixed-income securities and cash equivalents is less likely to incur capital loss than the stock market and is more likely to produce returns that will fluctuate less than those of the stock market.

Under normal market conditions, it is expected that the Portfolio's assets should be allocated among equity securities, fixed-income securities, and short-term cash equivalent securities. Equity securities will normally constitute from 35% to 65% of the Portfolio's net assets.

Fixed-income securities normally will represent from 30% to 55% of the Portfolio's net assets. Cash equivalent securities will normally constitute from 0% to 35% of the Portfolio's net assets. The Advisor utilizes an approach of strategic asset allocation, where short-term trends in expected equity and fixed-income returns are evaluated against the background of long-term historical returns. When the Advisor believes that one asset group is clearly more attractive than another in the short-term trend, a gradual shift to that asset group may be initiated. Aggressive market timing is avoided. Shifts from one asset class to another are normally made in 5% or 10% increments.


The equity securities in which the Balanced Portfolio invests are of the type and have the same selection criteria as those described above for the Core Equity Portfolio. Fixed-income securities held by the Portfolio will be of the type and have the same selection criteria as those described below for the Intermediate Fixed Income Portfolio. See "Risk Considerations" on page 12 for a discussion of the characteristics of securities rated Baa by Moody's or BBB by Standard & Poor's.

For a description of short-term cash equivalent securities in which the Portfolio may invest, U.S. Government securities, repurchase agreements, securities lending and other investments and techniques the Portfolio may use, see "Other Securities and Investment Techniques" on page 12.


Intermediate Fixed Income Portfolio


The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Portfolio invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. Under normal market conditions, at least 65% of its total assets will be invested in such fixed-income securities. Investment grade debt securities are generally considered to be those rated Baa or better by Moody's, or BBB or better by Standard & Poor's. See "Risk Considerations" on page 12 for a discussion of the characteristics of securities rated Baa by Moody's or BBB by Standard & Poor's. The Advisor intends to limit investment in securities rated Baa by Moody's or BBB by Standard & Poor's to no more than 10% of the Portfolio's total assets. There is no assurance the Portfolio will meet its objective.


The Portfolio will have a dollar-weighted average maturity between three and ten years under normal market and economic conditions. Average maturity may be less than three years if the Advisor believes a temporary defensive posture is appropriate. The Advisor plans to manage the Portfolio within a duration range of +/-25% of the duration of the Lehman Brothers Government/ Corporate Intermediate Bond Index.

The Portfolio may invest in all types of domestic or U.S. dollar denominated foreign fixed-income securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, government and government agency securities, zero coupon bonds, and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and repurchase agreements. Under normal circumstances, the Advisor intends, but is not obligated, to construct the Portfolio with a higher proportion of corporate issues than government or government agency securities.

Bonds, notes and other corporate debt instruments include obligations of varying maturities within the overall maturity range noted above over a cross section of industries. The value of a debt security changes as interest rates fluctuate. The magnitude of the change is dependent upon the maturity of the security. See "Risk Considerations" below for a discussion of interest rate risks.


For a description of short-term cash equivalent securities in which the Portfolio may invest, government and government agency securities, asset-backed securities, and other investments and techniques the Portfolio may use, see "Other Securities and Investment Techniques" on page 12.


In determining whether or not to invest in a particular debt security, the Advisor considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.


The Portfolio invests in securities consistent with its investment objective, and which meet the quality and maturity characteristics established for the Portfolio. In doing so, it considers the ratings of Moody's and Standard & Poor's assigned to various obligations.


The Portfolio intends to purchase securities for the Portfolio that are rated investment grade. Subsequent to its purchase, the rating of an issue of securities may be reduced below the current minimum rating required for its purchase. This event does not require the sale of such an issue, but the Advisor will consider such an event in determining whether to continue to hold the obligation. The "Statement of Additional Information" contains a description of Moody's and Standard & Poor's ratings.

RISK CONSIDERATIONS

Small Companies

The Small/Mid Cap Equity, Core Equity and Balanced Portfolios may invest in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Interest Rates

The Balanced and Intermediate Fixed Income Portfolios may invest in debt securities. The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in interest rates produces a decrease in market value of these debt securities. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of the debt securities of that issuer.

Portfolio Leverage


The Portfolios will not borrow money to invest in any securities with an intent to leverage the Portfolios.


Foreign Securities and Other Risks


The Portfolios may invest in securities of foreign issuers and may make use of other investments and investment techniques, including securities lending, repurchase agreements and illiquid securities. However, the Portfolios have no present intention to make use of securities lending, repurchase agreements or illiquid securities. See the "Statement of Additional Information" for a description of these techniques. Foreign securities are described on page 13 under "Other Securities and Investment Techniques."


Investment Grade Fixed-Income Securities

Investment grade debt securities are generally considered to be those rated Baa or better by Moody's, or BBB or better by Standard & Poor's. Securities which are rated Baa by Moody's or BBB by Standard & Poor's, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds.

OTHER SECURITIES AND INVESTMENT TECHNIQUES

Short-Term Investments

As noted above, at times the Portfolios may invest in short-term cash equivalent securities, either for temporary defensive purposes, or as part of their overall investment strategy. These consist of high-quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances, repurchase agreements and commercial paper. High quality means the obligations have been rated at least A-1 by Standard & Poor's or Prime-1 by Moody's, have an outstanding issue of debt securities rated at least A by Standard & Poor's or Moody's, or are of comparable quality in the opinion of the Advisor.U.S. Government Securities U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Asset-Backed Securities


Each Portfolio may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed receivables are generally issued by governmental, government-related and private organizations. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Portfolio to reinvest the proceeds at a lower interest rate. Although generally rated AAA, it is possible that the securities could become illiquid or experience losses if guarantors or insurers default.


Foreign Securities

Each Portfolio may invest up to 20% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or ADRs.

There are risks associated with investing in foreign securities. There may be less publicly available information about these issuers than is available about companies in the U.S., and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could adversely affect the value of those investments. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments.

When-Issued Securities


The  Portfolios  may purchase  securities on a when-issued  or  delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The Portfolios will designate liquid debt or equity securities in an amount sufficient to meet their payment obligations with respect to these transactions.


Portfolio Turnover

Portfolio turnover may exceed 100% for the Small/Mid Cap Equity, Core Equity and Balanced Portfolios. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Portfolios, and may increase realized capital gains which are taxable to shareholders when distributed.

Illiquid and Restricted Securities


None of the Portfolios may invest more than 15% of its net assets in illiquid securities. For more information, see the "Statement of Additional Information."


Investment Restrictions

The Funds and the Portfolios have adopted certain investment restrictions, which are described fully in the "Statement of Additional Information." Like the Portfolios' investment objectives, certain of these restrictions are fundamental and may be changed only by a majority vote of the Portfolios' outstanding shares.

ORGANIZATION AND MANAGEMENT

Organization


The Funds are organized as a series of distinct portfolios within a Trust, commonly known as a Delaware business trust, which is registered with the SEC as an open-end diversified management investment company. The Funds consist of four separate diversified portfolios (the "Portfolios"), each of which has its own objective, assets, liabilities and net assets. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor, Distributor and Administrator. The Trust's officers conduct and supervise the daily business operations of the Trust.


The Advisor

Rainier Investment Management, Inc.("RIM"), incorporated in 1989, serves as investment advisor to the Funds. RIM currently manages $5.3 billion of discretionary assets for various clients including corporations, public and corporate pension plans, foundations and charitable endowments, and high net worth individuals. The Advisor is owned and operated by its five principals. RIM is located at:

                          601 Union Street, Suite 2801
                          Seattle, Washington 98101

Management Fee


Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for each Portfolio, which includes determining which securities should be bought and sold. The Advisor also provides certain of the officers of the Trust. Pursuant to the Investment Advisory Agreement, the Advisor receives a fee, accrued daily and paid monthly, at the following annual percentages of average net assets: Small/Mid Cap Equity Portfolio-0.85%; Core Equity Portfolio-0.75%; Balanced Portfolio-0.70%; Intermediate Fixed Income Portfolio- 0.50%. Currently, the Investment Advisor is voluntarily reducing its management fee for the Intermediate Fixed Income Portfolio to an annual rate of 0.45%.


Managers of the Portfolios


The managers of the Small/Mid Cap Equity and Core Equity  Portfolios  are: James
R. Margard, CFA; David A. Veterane, CFA; Peter M. Musser, CFA; and Mark H. Dawson, CFA. The managers of the Intermediate Fixed Income Portfolio are Patricia L. Frost and Michael E. Raney, CFA. The Balanced Portfolio is team managed by the Advisor's Investment Committee, whose members are firm principals and/or equity and fixed-income portfolio managers. Current members are: Patricia
L. Frost; J. Glenn Haber; James R. Margard,  CFA; Peter M. Musser,  CFA; Michael
E. Raney, CFA; David A. Veterane, CFA; and Mark H. Dawson, CFA.


Expense Limitation


The Portfolios are responsible for paying their own operating expenses. Although not required to do so, the Advisor has agreed to waive or reimburse the expenses of each Portfolio to the extent necessary so that its ratio of operating expenses to average net assets will not exceed the following levels: Small/Mid Cap Equity Portfolio-1.48%; Core Equity Portfolio-1.29%; Balanced Portfolio-1.19%; Intermediate Fixed Income Portfolio-0.55%. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolio's obligation are subject to reimbursement by the Funds, provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable voluntary expense limitations. The Trustees believe that it is likely that the Portfolios will be of a sufficient size to permit the reimbursement of any such reductions or payments. A description of any such reimbursements and the amounts paid will be set forth in the Financial Statements that are included in the Portfolio's Annual and Semi-Annual Reports to shareholders.


Portfolio Transactions and Brokerage

The Advisor considers a number of factors in determining which brokers or dealers to use for the Portfolios' transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research that the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Portfolio receives prompt execution at competitive prices, the Advisor may also consider the sale of Portfolio shares as a factor in selecting broker-dealers for portfolio transactions. For more information, please refer to the "Statement of Additional Information."


The Administrator


Investment Company Administration Corporation (the "Administrator"), pursuant to an administration agreement with the Funds, supervises the overall administration of the Funds and the Portfolios including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Portfolios with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Portfolios, and supervision of other organizations that provide services to the Trust and the Portfolios. Certain officers of the Funds and the Portfolios may be provided by the Administrator. Under the terms of the agreement, each Portfolio pays the Administrator a monthly fee at the annual rate of 0.10% of the first $100 million of average daily net assets, 0.05% of the next $100 million, and 0.03% of assets over $200 million, subject to an annual minimum of $40,000.

Distribution Plan

The Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio each have adopted a Distribution Plan pursuant to Rule 12b-1. Each plan provides that the Portfolio may pay distribution and related expenses up to an annual rate of 0.25% of each Portfolio's average net assets. The Advisor serves as the "distribution coordinator" under the Distribution Plan and is reimbursed for its payment of permitted expenses as they are incurred. Expenses permitted to be paid by a Portfolio under its Distribution Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution and servicing of the Portfolio's shares; payments to financial intermediaries, including ERISA third-party retirement plan administrators, for shareholder support, administrative and accounting services with respect to the shareholders of the Portfolio; the Advisor's internal distribution and shareholder servicing expenses; and such other expenses as may be approved from time to time by the Board of Trustees.


The Advisor, out of its own funds, also may pay these expenses and may compensate broker-dealers who have signed dealer agreements for the distribution of a Portfolio's shares as well as other service providers who provide shareholder and administrative services.

PURCHASING SHARES


Investors may purchase shares of a Portfolio from the Funds' transfer agent or from other selected securities brokers or dealers or intermediaries that have an agreement with the Funds or the Advisor. These brokers, dealers and intermediaries may appoint agents or subagents to accept purchase orders. A broker may charge a commission or transaction fee.

The Rainier Small/Mid Cap Equity Portfolio is currently closed to new shareholder accounts. Shareholders who own shares of the Small/Mid Cap Equity Portfolio may continue to purchase shares in their existing accounts. Employer-sponsored retirement plans and certain investment advisors, if they are already invested in the Small/Mid Cap Equity Portfolio, may be able to open additional accounts for plan participants or clients. Rainier Investment Management, Inc., as the Advisor, may reopen and close the Small/Mid Cap Equity Portfolio to certain types of new shareholders in the future.


Opening an Account

Investment Minimums. The minimum initial investment in each Portfolio is $25,000. The Funds may reduce or waive the minimum for certain retirement and other employee benefit plans; for the Advisor's employees, clients and their affiliates; for advisors or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the Funds.

Purchasing by Mail

Firstar Trust Company, of Milwaukee, Wisconsin (the "Transfer Agent") acts as transfer and shareholder service agent for the Portfolios. An investor may purchase shares by sending a check payable to Rainier Investment Management Mutual Funds, together with an Account Application, to the Transfer Agent at the following address:

         Rainier Investment Management Mutual Funds
         P.O. Box 701
         Milwaukee,  WI 53201-0701

Overnight courier  deliveries should be sent to:

         Rainier Investment Management Mutual Funds
         615 E. Michigan St., 3rd Floor
         Milwaukee, WI 53202

The U.S. Postal Service or other independent delivery services are not agents of the Funds. Therefore, a deposit in the mail or with such services, or receipt at Firstar Trust Company's post office box of purchase applications does not constitute receipt by Firstar Trust Company or the Funds. Do not mail letters by overnight courier to the post office box address.

Purchasing by Wire

For an initial purchase of shares of a Portfolio by wire, shareholders should first telephone the Transfer Agent at (800) 248-6314 between the hours of 9:00 AM and 4:00 PM (Eastern time) on a day when the New York Stock Exchange is open for normal trading to receive an account number. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and wiring bank. You should then give instructions to your bank to transfer funds by wire to the Transfer Agent at the following address:

         Rainier Investment Management Mutual Funds
         Firstar National Bank
         ABA  No. 075000022
         Firstar Trust Co., Account No. 112-952-137
         For Credit to Rainier Investment
         Management [Portfolio name]
         Account of [your account name]


If you arrange for receipt by the Transfer Agent of federal funds prior to the close of trading (generally 4:00 PM, Eastern time) of the New York Stock Exchange on a day the Exchange is open for normal trading, you may purchase shares of a Portfolio as of that day. Your bank may charge a fee for wiring money on your behalf.


Purchasing by Retirement Plans and Individual Retirement Accounts (IRAs)

Shares of the Portfolios are available for purchase by any retirement plan, including 401(k) plans, profit sharing plans, and IRAs.

Purchasing with Securities

Shares may be purchased by tendering payment in kind in the form of marketable securities, including, but not limited to, shares of common stock and debt securities, provided the acquisition of such securities is consistent with the Portfolio's investment objective and otherwise acceptable to the Advisor.

Additional Investments


Minimum Subsequent Investment. The minimum subsequent investment is $1,000. The amount of the minimum subsequent investment, like the minimum initial investment, may be reduced or waived by the Funds. See waiver discussion under "Investment Minimums" above. The Funds reserve the right to reject any order. Cash investments may be made either by check or by wire.


Additional Investments by Mail. If the purchase is a subsequent investment, the shareholder should either include the stub from a confirmation form previously sent by the Transfer Agent or a letter giving the shareholder's name and account number.

Additional Investments by Wire. In making a subsequent purchase order by wire, you should wire funds to the Transfer Agent in the manner described above, making sure that the wire specifies the name of the Portfolio, your name and the account number. However, it is not necessary to call the Transfer Agent to make subsequent purchase orders using federal funds.

SELLING SHARES (REDEMPTIONS)

Redemptions by Mail

Shareholders may redeem shares of any Portfolio by writing to the Transfer Agent at the following address:

         Rainier Investment Management Mutual Funds
         P.O. Box 701
         Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:

         Rainier Investment Management Mutual Funds
         615 E. Michigan St., 3rd Floor
         Milwaukee, WI 53202

The U.S. Postal Service or other independent delivery services are not agents of the Funds. Therefore, a deposit in the mail or with such services, or receipt at Firstar Trust Company's post office box of redemption requests does not constitute receipt by Firstar Trust Company or the Funds. Do not mail letters by overnight courier to the post office box address.

Please specify the name of the Portfolio, the number of shares or dollar amount to be redeemed and your name and account number. You should also enclose any certificated shares that you wish to redeem.

The signature on a redemption request must be exactly as names appear on the Portfolio's account records, and the request must be signed by the minimum number of persons designated on the account application that are required to effect a redemption. Requests by participants of qualified retirement plans must include all other signatures required by the plan and applicable federal law.

Signature Guarantee


If a redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. If the proceeds of the redemption exceed $50,000, and are to be paid to a person other than the record owner, or are to be sent to an address other than the address on the Transfer Agent's records, or are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock powers, must be guaranteed by an "eligible guarantor" which includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A signature guarantee is not the same as notarization, and an acknowledgment by a notary public is not acceptable as a substitute for a signature guarantee.

Redemptions by Telephone

You may establish telephone redemption privileges if you have checked the appropriate box and supplied the necessary information on the account application. You may then redeem shares of a Portfolio by telephoning the Transfer Agent at (800) 248-6314, between the hours of 9:00 AM and 4:00 PM (Eastern time) on a day when the New York Stock Exchange is open for normal trading. Redemptions by telephone must be at least $1,000.

In periods of severe market or economic conditions, telephone exchanges may be difficult to implement, in which case you should mail or send by overnight delivery a written exchange request to the Transfer Agent. Overnight deliveries should be sent to the Transfer Agent at the following address:

         Rainier Investment Management Mutual Funds
         615 E. Michigan St., 3rd Floor
         Milwaukee, WI 53202

All exchanges will be made on the basis of the relative net asset values of the Portfolios next determined after a completed request is received. Requests for telephone exchanges received before 4:00 PM (Eastern time) on a day when the New York Stock Exchange is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

Special Factors Regarding Telephone Redemptions. In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Trust will use reasonable procedures in an attempt to verify the identity of a person making a telephone redemption request. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption. Shareholders will be promptly notified of any refused request for a telephone redemption. As long as these normal identification procedures are followed, neither the Trust nor any Portfolio or its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.

Redemptions by Wire

Redemption proceeds are generally paid to you by check. However, at your request, redemption proceeds of $1,000 or more may be wired by the Transfer Agent to your bank account. Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of your designated bank and your account number. Payment will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request. Such payment may be postponed or the right of redemption suspended at times when (a) the New York Stock Exchange is closed for other than customary weekends and holidays;
(b) trading on such exchange is restricted; (c) an emergency exists, the result of which disposal of Portfolio securities or determination of the value of the Portfolio's net assets are not reasonably practicable; or (d) during any other period when the Securities and Exchange Commission, by order, so permits. Payment for redemption of recently purchased shares will be delayed until the Transfer Agent has been advised that the purchase check has been honored, up to 12 calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or official bank checks.

Redemption of Small Accounts


In order to reduce expenses, the Portfolios may redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions, the total value of a shareholder's account does not meet a minimum of $10,000. Shareholders will be given 30 days prior written notice in which to purchase sufficient additional shares to avoid such a redemption.


Redemption by Payment with Portfolio Securities


The Portfolio intends to pay cash for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Portfolios may make payment partly in their portfolio securities equal in value to the redemption price. In the unlikely event such a payment were made, an investor may incur brokerage costs in selling those securities. The Portfolios have elected to be governed by special provisions of the Investment Company Act that require the Portfolios to pay in cash in any 90-day period all requests for redemption by any shareholder of record up to the lesser of $250,000 or 1% of the value of a Portfolio's net assets.


SHAREHOLDER SERVICES

Automatic Reinvestment

Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You may elect to have dividends or capital gain distributions paid in cash.

Exchange Privilege

You may exchange shares of any Portfolio for shares of other Portfolios by mailing or delivering written instructions to the Transfer Agent at the following address:

         Rainier Investment Management Mutual Funds
         P.O. Box 701
         Milwaukee, WI 53201-0701

Please specify the name of the applicable Portfolio, the number of shares or dollar amount to be exchanged and your name and account number. You may also exchange shares by telephoning the Transfer Agent at (800) 248-6314 between the hours of 9:00 AM and 4:00 PM (Eastern time) on a day when the New York Stock Exchange is open for normal trading.


You may also exchange shares of any Portfolio for shares of the Portico Money Market Fund or Portico U.S. Government Money Market Fund, both money market mutual funds are not affiliated with the Trust or the Advisor, if such shares are offered in your state of residence. Prior to making such an exchange, you should obtain and carefully read the prospectus for the Portico Money Market Fund or Portico U.S. Government Money Market Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the Portico Funds.


If you did not own shares of the Small/Mid Cap Equity Portfolio when it closed on May 5, 1998, you may not exchange shares from the Core Equity Portfolio, Balanced Portfolio, Intermediate Fixed Income Portfolio, Firstar Money Market Fund or Firstar U.S. Government Money Market Fund for shares of the Small/Mid Cap Equity Portfolio.


Exchange Privilege Annual Limits

The Funds reserve the right to limit the number of exchanges a shareholder may make in any year to four to avoid excessive Portfolio expenses.

Automatic Withdrawal Plan

An automatic withdrawal plan may be established by an investor or by a qualified retirement plan sponsor or administrator for its participants subject to the requirements of the plan and applicable federal law. Automatic withdrawals may be made from a Portfolio in an amount of $100 or more on a monthly or quarterly basis if an investor has an account of $10,000 or more in the Portfolio. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

Shareholder Reports

To keep shareholders informed, you will receive an audited annual report and an unaudited semi-annual report, both of which present the financial statements of the Funds.

Miscellaneous Charges


The Trust may charge a shareholder a fee of $12.00 for any redemption via wire transfer. The Trust may also charge a shareholder a fee of $20.00 for stop payments on any liquidation, dividend, or draft checks, and for purchase checks returned for insufficient funds.


SHARE PRICE DETERMINATION

Share Price


Shares of a Portfolio are purchased and redeemed at the next-determined net asset value for the shares after a completed purchase or redemption request is received by the Transfer Agent or other agent or subagent of the Funds, including certain brokers, dealers and other intermediaries. An order in proper form must include all correct and complete information, documents and signatures required to process your purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union. The net asset value per share is determined as of the close of trading of the New York Stock Exchange on each day the Exchange is open for normal trading. Orders received before 4:00 PM (Eastern time) on a day when the Exchange is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day. The Fund reserves the right to reject any purchase order.


Net Asset Value


The net asset value of each Portfolio is generally determined as of the close of trading (currently 4:00 PM, Eastern time) on each day that the New York Stock Exchange is open for trading. The net asset value per share of each Portfolio is the value of the Portfolio's assets, less its liabilities, divided by the number of outstanding shares of the Portfolio. Each Portfolio values its investments on the basis of the market value of its securities. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.


Share Certificates

Shares are credited to your account and certificates are not issued unless specifically requested. This eliminates the costly problem of lost or destroyed certificates. If you would like certificates issued, please request them by writing to the Transfer Agent. There is usually no charge for issuing certificates in reasonable denominations, but certificates will be issued only for full shares.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

Dividends and Distributions


The Small/Mid Cap Equity and Core Equity Portfolios intend to pay dividends annually. The Balanced Portfolio intends to pay dividends quarterly. The Intermediate Fixed Income Portfolio intends to pay dividends monthly. Each Portfolio makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.


Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by the Portfolio has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Tax Status


Each Portfolio has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for the fiscal year ended March 31, 1998 and intends to be able to continue to so qualify in future years. As long as the Portfolio continues to qualify, and as long as the Portfolio distributes all of its income each year to the shareholders, the Portfolio will not be subject to any federal income or excise taxes. The distributions made by the Portfolio will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Portfolio have been held.

Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Portfolios' distributions.


A Portfolio may be required to impose backup withholding at a rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any such accounts without a tax identification number may be liquidated and distributed to a shareholder, net of withholding, after the sixtieth day of investment.

Additional information about taxes is set forth in the "Statement of Additional Information." Shareholders should consult their own advisors concerning federal, state and local taxation of distributions from the Portfolio.

PERFORMANCE INFORMATION

Total Return


From time to time, the Portfolio may publish its total return in advertisements and communications to investors. Total return information will include the Portfolio's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Portfolio's inception of operations. The Portfolio may also advertise aggregate and average total return information over different periods of time. The Portfolio's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at the maximum public offering price) at the beginning of the specified period, and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Portfolio income. Investors should note that the investment results of the Portfolio will fluctuate over time, and any presentation of the Portfolio's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Yield

A Portfolio may also refer in its advertising and promotional materials to its yield. A Portfolio's yield shows the rate of income that it earns on its investments, expressed as a percentage of the net asset value of Portfolio shares. A Portfolio calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of Portfolio shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Portfolio's yield may not equal the dividend income actually paid to investors or the income reported in the Portfolio's financial statements.


In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Portfolios may also advertise their relative rankings by mutual fund ranking services such as Lipper Analytical Services or Morningstar, Inc. The investment return and principal value of an investment in a Portfolio will fluctuate, and an investor's proceeds upon redeeming Portfolio shares may be more or less than the original cost of the shares.


GENERAL INFORMATION

Each Portfolio is one of a series of shares of the Trust, each having separate assets and liabilities. The Trust was organized as a Delaware business trust on December 15, 1993.

Each Portfolio has reserved the right to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolios. It is not presently intended that such investment will be made.

Voting Rights

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.


Year 2000

The investment advisory services provided to the Portfolios by the Advisor and the other services provided to the Portfolios by the Transfer Agent, Custodian, Administrator and other parties depend on the smooth functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but revert to 1900 or some other date because of the way dates are encoded and calculated. A computer failure for this reason could have a negative impact on the handling of securities trades, pricing and account services. The Advisor has made inquiries of its software vendors and outside service providers to the Portfolios and has received assurances that their systems will be adapted in sufficient time to avoid serious problems. There can be no guarantee that all of these computer systems will be adapted in time. It is also possible that interaction with other non-complying computer systems of brokers and other intermediaries holding shareholder accounts may create disruptions. In addition, computer problems related to the year 2000 may have a negative impact on the companies in which the Portfolios invest and the value of shares of the Portfolios.

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus or in the Statement of Additional Information.


601 Union Street, Suite 2801
Seattle, Washington 98101
(800) 248-6314

                                                As filed with the Securities and
                                            Exchange Commission on June 25, 1998

                                                       Registration No. 33-73792
                                                               File No. 811-8270



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------











                                     Part B

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS









--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               RAINIER INVESTMENT MANAGEMENT ("RIM") MUTUAL FUNDS

                       Statement of Additional Information


                               Dated June 30, 1998


This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the applicable prospectus of Rainier Investment Management ("RIM") Mutual Funds (the "Trust"). The Trust consists of four separate portfolios: the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, the Balanced Portfolio and the Intermediate Fixed Income Portfolio. (In this Statement of Additional Information, all four Portfolios may be referred to as the "Portfolios" and the Small/Mid Cap Equity Portfolio, Core Equity Portfolio, and Balanced Portfolios may be referred to as the "Equity Portfolios"). Rainier Investment Management, Inc.(R) ("RIM" or the "Advisor") is the Advisor to the Trust and the Portfolios. A copy of the prospectus may be obtained from the Trust at 601 Union St., Ste. 2801, Seattle, WA 98101 or by calling (800) 248-6314.
----------------

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES.............................................3

INVESTMENT RESTRICTIONS........................................................3
         Repurchase Agreements.................................................4
         When-Issued Securities................................................5
         Illiquid Securities; Rule 144A Securities.............................5
         Mortgage-Related Securities. .........................................6
         Futures  .............................................................7
         Securities Lending....................................................8

MANAGEMENT.....................................................................9
         Principal Shareholders...............................................11
         The Advisor..........................................................13

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................15

NET ASSET VALUE...............................................................17

REDEMPTIONS...................................................................17

TAXATION .....................................................................17

DIVIDENDS AND DISTRIBUTIONS...................................................18

PERFORMANCE INFORMATION.......................................................18
         Total Return.........................................................18
         Yield    ............................................................19
         Other Performance Information........................................19

GENERAL INFORMATION...........................................................20

FINANCIAL STATEMENTS..........................................................21

APPENDIX .....................................................................22

INVESTMENT OBJECTIVES AND POLICIES


The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of companies with small-and medium-size capitalizations. This Portfolio is currently closed to new shareholder accounts. The Advisor may reopen and close the Portfolio to certain types of shareholders in the future.


The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies.

The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies and investment grade, intermediate-term debt securities and cash equivalent securities.

The Intermediate Fixed Income Portfolio seeks to provide current income. The Portfolio invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities issued by corporations and the U.S. Government.

INVESTMENT RESTRICTIONS


     The Trust, on behalf of the Portfolios, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the prospectus. With respect to each Portfolio, the policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of that Portfolio (which is defined in the Investment Company Act of 1940 (the "1940 Act") to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities).


In addition, no Portfolio may:

1. Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2. Make short sales of securities or maintain a short position, except for short sales against the box;

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4. Write put or call options, except that the Portfolios reserve the right to write put or call options for hedging or other purposes as may subsequently be described in their Prospectus and permitted under applicable federal and state laws and regulations;

5. Act as underwriter (except to the extent a Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);


6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities, (except that the Portfolios reserve the right to invest all of their assets in shares of another investment company);


7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);


8. Purchase or sell commodities or commodity futures contracts, except that the Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in their Prospectus or in this Statement of Additional Information and as permitted under applicable federal and state laws and regulations;

9. Make loans (except for purchases of debt securities consistent with the investment policies of the Portfolios and except for repurchase agreements);

10. Make investments for the purpose of exercising control or management; or

11. Invest in oil and gas limited partnerships or oil, gas or mineral leases.


The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

No Portfolio may:

1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that each Portfolio reserves the right to invest all of its assets in a class of voting securities of an investment company;



2. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal law. (Each Portfolio reserves the right to invest all of its assets in another investment company).


Repurchase Agreements

Repurchase agreements are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The majority of these transactions run from day to day and not more than seven days from the original purchase. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

When-Issued Securities

         The Portfolios may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income. While when-issued securities may be sold prior to the settlement date, the Portfolios intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that the Portfolios' net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Portfolios will establish a segregated account with the Custodian in which they will maintain liquid assets equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities; Rule 144A Securities


     There is no present intention for the Portfolios to hold any illiquid securities. As noted in the prospectus, each Portfolio has the right to invest in such securities but not to the extent of more than 15% of its net assets. Illiquid securities include (a) securities for which there is no available market, (b) securities that at the time of purchase have legal or contractual restrictions on resale, (c)repurchase agreements having more than seven days to maturity and (d) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).

     Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities are not illiquid notwithstanding their legal or contractual restrictions on resale.

Mortgage-Related Securities.

     The Intermediate Fixed Income Portfolio and Balanced Portfolio reserve the right to invest in mortgage-related securities, although they have no present intention to do so. These securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by GNMA), by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.


     Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Portfolios' limitations on illiquid securities as set forth in the prospectus. The Portfolios have no present intention to invest in such interest-only and principal-only securities.


Futures

         To the extent consistent with their investment objectives and policies, the Portfolios may purchase and sell futures contracts with respect to interest rates and securities indexes. The Portfolios may use these techniques to hedge against changes in interest rates or securities prices or as part of their overall investment strategies.

         An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

         Each Portfolio will use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolios avoid being deemed a "commodity pool" and the Advisor being deemed a "commodity pool operator." Accordingly, each Portfolio intends generally to limit its use of futures contracts as described below.

         A Portfolio might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. A Portfolio might also buy futures contracts on securities indexes with respect to a large cash investment in a Portfolio pending full investment of that cash in stocks.

         A Portfolio will enter into only those futures contracts that are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system.

          When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

         The Portfolios will enter into positions in futures contracts for "bona fide hedging" purposes and for other investment purposes. With respect to positions in futures that do not constitute bona fide hedging positions, a Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions (plus premiums paid by it for open futures positions, less the amount by which any such futures are "in-the-money") would exceed 5% of the Portfolio's net assets.

         When purchasing a futures contract, a Portfolio will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.

         There are several risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives. A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.

         There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract, and that Portfolio would remain obligated to meet margin requirements until the position is closed.


Securities Lending

         The Portfolios have the ability to lend securities, but have no present intention to do so. The Portfolios may lend their securities in an amount not to exceed 30% of their assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.

MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

         The Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



                                             Position(s) Held      Other Principal
Name and Address                                with Trust         Occupation(s) During Past Five Years
----------------                             ----------------      ------------------------------------

J. Glenn Haber, 46*                          Trustee,              Principal of the Advisor May 1991 to date;
601 Union St., Ste. 2801                     President,            formerly Portfolio Manager and Pension
Seattle, WA 98101                            Secretary; and        Administrator of Security Pacific Bank of
                                             Treasurer             Washington.

Patricia L. Frost 53*                        Trustee and           Principal and Chief Executive Officer of
601 Union St., Ste. 2801                     Vice President        the Advisor, May 1991 to date; formerly
Seattle, WA 98101                                                  Manager, Institutional Investments of
                                                                   Security Pacific Bank of Washington.

James E. Diamond, Jr., 51                    Trustee               President and Chief Financial Officer  of
3217 NW Yeon Ave.                                                  Paul O. Giesey Adcrafters, Inc., August,
Portland, OR 97210                                                 1991 to date (printing and typography);
                                                                   formerly Executive Vice President of
                                                                   Security Pacific Bank of Oregon.

John W. Ferris, 57                           Trustee               Partner of Peterson Sullivan & Co.,
Peterson, Sullivan & Co.                                           (certified public accountants).
2330 Two Union Square
Seattle, WA 98101

Gary L. Sundem, 53                           Trustee               Associate Dean and Professor of
University of Washington                                           Accounting; University of Washington
School of Business Administration

James R. Margard, 45*                        Vice President        Principal of the Advisor 1989 to date;
601 Union St., Ste. 2801                                           formerly Senior Analyst and Portfolio
Seattle, WA 98101                                                  Manager  of Value Line, Inc.

Michael E. Raney, 49*                        Vice President        Principal of the Advisor 1989 to date.
601 Union St. Ste. 2801
Seattle, WA 98101

David A. Veterane, 56*                       Vice President        Principal of the Advisor 1989 to date.
601 Union St., Ste. 2801
Seattle, WA 98101


--------------------------------------
*Denotes "interested person" as defined in the Investment Company Act of 1940

The officers of the Trust, and the Trustees who are considered "interested persons" of the Trust receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or principals of the Advisor may receive remuneration indirectly because the Advisor receives a management fee from the Portfolios. The Trustees who are not affiliated with the Advisor receive an annual retainer of $4,000 plus $1,000 per meeting. These unaffiliated Trustees also receive a fee of $1,000 for any committee meetings held on dates other than a scheduled board meeting date. Such Trustees also are reimbursed for any expenses incurred in attending meetings. The aggregate compensation paid in equal parts by each Portfolio of the Trust to each of the Trustees during the fiscal year ended March 31, 1998 is set forth below:


                                                Total compensation
             Name of Trustee                    from the Trust
             ---------------                    --------------
             J. Glenn Haber                     None
             Patricia L. Frost                  None
             James E. Diamond, Jr.              $8,000
             Gary L. Sundem                     $8,000
             John W. Ferris                     $8,000


The Portfolios do not maintain pension or retirement plans for Trustees.

Principal Shareholders


As of May 31, 1998, the current Trustees and officers of the Trust as a group held of record and beneficially less than 1% of the outstanding shares of each Portfolio. To the best knowledge of the Portfolios, shareholders owning 5% or more of the outstanding shares of the Portfolio as of record are set forth below:

                               Shareholder                              % held as of
Portfolio                      Name & Address                           May 31, 1998
---------                      --------------                           ------------

Small/Mid Cap Equity           Charles Schwab & Co. Inc.                   42.07%
Portfolio                      Specialty Custody Account
                               Exclusive Benefit of
                               Customers
                               101 Montgomery St.,
                               San Francisco, CA 94104-4122

                               National Financial Services                  9.17
                               For the Exclusive Benefit of
                               Our Customers
                               P.O. Box 3908
                               New York, NY 10038-3908
                               State Street Bank & Trust                    6.08%

                               FBO Nissan Motors 401(k)
                               Specialized Trust Services
                               200 Newport Avenue, #JQ7S
                               Quincy, MA 02170-1742


Core Equity Portfolio          Charles Schwab & Co. Inc.                   37.00%
                               Specialty Custody Account
                               For Exclusive Benefit of
                               Customers
                               101 Montgomery St.,
                               San Francisco, CA 94104-4122

                               National Financial Services                  8.61%
                               For the Exclusive Benefit of
                               Our Customers
                               P.O. Box 3908
                               New York, NY 10008-3908

Balanced Portfolio             Charles Schwab & Co. Inc.                   13.25%
                               Specialty Custody Account
                               For Exclusive Benefit of
                               Customers
                               101 Montgomery St.,
                               San Francisco, CA 94104-4122

                               Copeland Lumber Co. 401K                    10.89%
                               Profit Sharing Trust
                               Copper Mountain Trust Corp.
                               1211 SW 5th Ave. Ste 1900
                               Portland, OR 97204-3713

                               Wendell & Co.                                8.01%
                               A/C #368473 USIBELBAL
                               C/o The Bank of New York
                               Mutual Fund Section
                               Wall Street Station
                               P.O. Box 1066
                               New York, NY 10286




                               National Financial Services                  6.80%
                               For the Exclusive Benefit of
                               Our Customers
                               P.O. Box 3908
                               New York, NY 10008-3908

                               Northwestern Trust Company                   6.59%
                               1201 3rd Ave. Ste 2010
                               Seattle, WA 98101-3000

Intermediate Fixed Income      Key Trust Company of Alaska                 13.52%
Portfolio                      Under Agreement DTD 10/20/95
                               With Koniag Inc.
                               P.O. Box 94871
                               Cleveland, OH 44101-4871

                               Key Trust Co.                               10.41%
                               Koniag Shareholder RIM
                               A/C #0105022002
                               P.O. Box 94871
                               Cleveland, OH 44101-4871

                               Northwest Roofers & Employers               24.62%
                               Health & Security Trust Fund
                               Michael S Hendrickson TR
                               P.O. Box 34203
                               Seattle, WA 98124-1203

                               Machinist Health                             9.31%
                               & Welfare Trust
                               Welfare & Pension Admin
                               P. O. Box 34203
                               Seattle, WA 98124-1203

                               Wendel & Co.A/C #728249                      6.17%
                               C/o Bank of New York
                               Attn Mutual Fund Section
                               Wall Street Station
                               P.O. Box 1066
                               New York, NY 10286


                               Wendel & Co.A/C #200202                      5.65%
                               C/o Bank of New York
                               Attn Mutual Fund Section
                               Wall Street Station
                               P.O. Box 1066
                               New York, NY 10286

                               Wendel & Co.A/C #223628                      5.58%
                               C/o Bank of New York
                               Attn Mutual Fund Section
                               Wall Street Station
                               P.O. Box 1066
                               New York, NY 10286



The Advisor


Subject to the supervision of the Board of Trustees, investment management and services are provided to the Portfolios by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Portfolios and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses;
(vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.


Under the Advisory Agreement, the Advisor is not liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Trust or Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities.


The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Advisory fees, waiver and expense reimbursements/(recoupment)for the last three Fiscal years were as follows:



                                                                      Expenses
                                                                      Waived or
                                                     Gross           Reimbursed/
                                                 Advisory Fee        (Recouped)
                                                 ------------        ----------
Fiscal year ended March 31, 1998:
Small/Mid Cap Equity                              $2,479,135                $0
Core Equity                                        3,230,869                 0
Balanced                                             370,829            45,162
Int. Fixed Income                                    102,469           135,484


Fiscal year ended March 31, 1997:
Small/Mid Cap Equity                                $920,491          ($67,820)
Core Equity                                       $1,402,959          ($69,984)
Balanced                                            $274,557           $47,467
Int. Fixed Income                                    $73,573           $85,255


Fiscal year ended March 31, 1996:
Small/Mid Cap Equity                                $283,325           ($5,715)
Small/Mid Cap Equity                              $2,479,135                $0
Core Equity                                         $393,043            $6,206
Balanced                                            $151,624           $68,025
Int. Fixed Income                                    $39,123           $94,910

PORTFOLIO TRANSACTIONS AND BROKERAGE

     In all purchases and sales of securities for the Portfolios, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Portfolios and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust's Board of Trustees.

     Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Portfolios will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are substantially the same, the Advisor will also consider whether that Broker/Dealer has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

     In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Portfolios and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews all brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Portfolios.

     The placement of portfolio transactions with broker-dealers who sell shares of the Portfolios is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Portfolio is receiving the most favorable price and execution available, the Advisor may also consider the sale of the Portfolios' shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

    Investment decisions for the Portfolios are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Portfolios and for one or more of such client accounts. To the extent any of these client accounts and a Portfolio seek to acquire the same security at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price to obtain a lower yield for such security. Similarly, a Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Portfolio is purchasing or selling, each day's transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

     Depending on the Advisor's view of market conditions, a Portfolio may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

     The Portfolios do not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Portfolios. However, as stated above, broker-dealers who execute transactions for the Portfolios may from time to time effect purchase of shares of the Portfolios for their customers.


     For the fiscal years ended March 31, 1998, 1997, and 1996, brokerage commissions paid by the Portfolios were as follows: Small/Mid Cap Equity Portfolio-$897,422, $357,414, and $172,507 ; Core Equity Portfolio-$1,190,049,
$659,957,  and  $244,391;  Balanced  Portfolio-$109,055,  $90,613,  and $60,011,
respectively. The Intermediate Fixed Income Portfolio paid no brokerage commissions for the periods indicated herein.


NET ASSET VALUE

     The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

REDEMPTIONS

     The Portfolios intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, a Portfolio may make payment partly in securities with a current market value equal to the redemption price. Although the Portfolios do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

TAXATION


     The Portfolios are each taxed as separate entities under the Internal Revenue Code, and each intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Portfolios qualify, the Portfolios (but not their shareholders) will not be subject to federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Portfolios must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.


     Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND DISTRIBUTIONS

     Dividends from a Portfolio's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Distributions of a Portfolio's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.

     Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by a Portfolio during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     Each Portfolio is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Portfolio with a correct taxpayer identification number. Each Portfolio also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

PERFORMANCE INFORMATION

Total Return

     Average annual total return quotations used in a Portfolio's advertising and promotional materials are calculated according to the following formula:
                 n
         P(1 + T)  = ERV


where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.


The time periods used in advertising will be updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Any performance information used in advertising and sales literature will include information based on this formula for the most recent one, five and ten year periods, or for the life of the Portfolio, whichever is available.


     Average annual total returns for the one year period ended March 31, 1998 and from inception on May 10, 1994 through that date were as follows, respectively: Small/Mid Cap Equity Portfolio - 48.68% and 30.46%; Equity Portfolio - 49.64% and 31.28%; Balanced Portfolio - 34.57% and 21.32%; Intermediate Fixed Income Portfolio - 9.11% and 6.72%.

Yield

     Annualized yield quotations used in a Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                              6
         YIELD =  2 [(a-b + 1)  - 1]
                      ---
                      cd


where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period. Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Portfolio calculates interest earned on the debt obligations held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) and; (3)totaling the interest earned on all debt obligations and all dividends accrued on all equity securities during the period.

     Yield for Intermediate Fixed Income Portfolio for the 30-day period ended March 31, 1998 was 5.62%


     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other Performance Information

     Performance data of a Portfolio quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Portfolio may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or CDA Investment Technologies, Inc. ("CDA"). A Portfolio also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA or Morningstar. Advertising and promotional materials also may refer to discussions of a Portfolio and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money, Forbes, Business Week, Financial World and Barron's.

     The Investment Advisor in advertising and sales material may also refer to its investment philosophy with respect to the Equity Portfolios or components of Portfolios as the "Growth at a Reasonable Price ("GARP")" investment philosophy. Such references connote the Advisor's structuring of the Portfolios to provide an opportunity to invest in companies with superior earnings growth, and whose equity securities are selling at attractive valuations. The result is expected to be equity portfolios whose average earnings growth is normally greater than the market averages and whose price-to-earnings ratio is often below the market averages. In this regard, the Advisor believes the appropriate market average reference points are the Russell MidcapTM Index and the Russell 2000(R) Index for the Small/Mid Cap Portfolio and the Standard & Poor's 500 Stock Index and the Russell 1000(R) Index for the Core Equity Portfolio and equity portion of the Balanced Portfolio.


      A primary benefit of the GARP strategy in the view of the Advisor is the ability to generate competitive investment returns in many different market environments. The Advisor believes that earnings growth is the primary factor influencing capital appreciation of equity investments. At the same time, many companies with good earnings growth prospects can be purchased at attractive valuations. The Advisor believes that this disciplined analysis of both earnings growth and valuations is one of the primary factors influencing the ability to generate competitive investment returns in a variety of market conditions.

GENERAL INFORMATION

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Portfolio. Each share represents an interest in a Portfolio proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created four series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Portfolio are allocated fairly among the Portfolios by the Trustees, generally on the basis of the relative net assets of each Portfolio.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     The Trust's custodian, Firstar Trust Company, is responsible for holding the Portfolios' assets, and also acts as the Trust's transfer and accounting services agent. KPMG Peat Marwick LLP has been selected as the independent auditor for the Trust. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain Securities and Exchange Commission filings.

FINANCIAL STATEMENTS

     Incorporated by reference herein are portions of the Trust's Annual Report to shareholders for the fiscal year ended March 31, 1998 under the headings: "Independent Auditor's Report," "Schedule of Investments." "Statement of Assets and Liabilities," "Statement of Operations," "Statement of Changes in Net Assets," and "Notes to Financial Statements." A copy of the Trust's Annual Report accompanies this Statement and also can be obtained at no charge by calling the toll free number on page 1 or writing the Trust on the front page of this Statement of Additional Information.

                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.


         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.


         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.


         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                                As filed with the Securities and
                                            Exchange Commission on June 25, 1998

                                                       Registration No. 33-73792
                                                               File No. 811-8270



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------











                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT


                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS









--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                                    FORM N-1A

                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a) Financial Statements (for each Portfolio) incorporated by reference in Part B:


                  Schedule of Investments, March 31, 1998
                  Statements of Assets and Liabilities, March 31, 7 1998 Statements of Operations, March 31, 1998
                  Statements of Changes In Assets, March 31, 1998
                  Financial Highlights, March 31, 1998
                  Notes to Financial Statements
                  Independent Auditors' Report


         (b)      Exhibits:

                  (1)  Declaration of Trust*
                  (2)  By-Laws*
                  (3)  Voting  Trust  Agreement  -- Not  applicable
                  (4)  Specimen Share Certificate**
                  (5)  Management Agreement**
                  (6)  Distribution Agreement**
                  (7)  Benefit Plan -- Not applicable
                  (8)  Form of Custodian Agreement**
                  (9a) Fund Accounting Servicing Agreement**
                  (9b) Transfer Agent Agreement**
                  (9c) Administration Agreement**
                  (9d) Services Agreement**
                  (10) Consent and Opinion of Counsel***
                  (11) Consent of Accountants
                  (12) Financial Statements omitted - Not applicable
                  (13) Letter of Understanding relating to initial capital***
                  (14) Individual Retirement Account Statement**
                  (15) Plan pursuant to Rule 12b-1**
                  (16) Schedule for Computation of Performance Quotations
                  (27) Financial Data Schedule

*Filed with the Registrant's initial Registration Statement, File No. 33-73792 on January 5, 1994.

**Filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File No. 33- 73792 on February 23, 1994.

***Filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File No. 33- 73792 on April 6, 1994.

****Filed with Pre-Effective Amendment No. 3 to the Registrant's Registration Statement, File No. 33- 73792 on April 28, 1994.

Item 25. Persons Controlled by or under Common Control with Registrant.

         As of the date of this amendment to this Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.


                                                Number of Record Holders
Portfolio                                          as of May 31, 1998
-----------------------------------             -----------------------

Small/Mid Cap Equity Portfolio                           481
Core Equity Portfolio                                    495
Balanced Portfolio                                       105
Intermediate Fixed Income Portfolio                      30



Item 27. Indemnification

     Article VII, Section 2 of the Registrant's Declaration of Trust provides as follows:

         "Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon."

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         The response to this item is incorporated by reference to its Form ADV as amended (File No. 801-35638).

Item 29. Principal Underwriters.


                  a. Advisor's Series Trust
                           Al Frank Fund
                           American  Trust   Allegiance  Fund
                           Avatar Advantage Balanced Fund
                           Avatar Advantage Equity Allocation Fund
                           Avatar Advantage Int'l Equity Allocation Fund Chase Growth Fund
                           Edgar Lomax Value Fund
                           Rockhaven Funds
                           Van Deventer & Hoch American Value Fund
                           Information Tech 100 Mutual Fund
                           Kaminski Poland Fund
                           Ridgeway Helms Millennium Fund
                     RNC Mutual Fund Group, Inc.
                     PIC Investment Trust
                     Professionally Managed Portfolios:
                           Avondale Total Return Fund
                           Perkins Opportunity Fund
                           Perkins Discovery Fund
                           Osterweis Fund
                           ProConscience Women's Equity Mutual Fund
                           Academy Value Fund
                           Trent Equity Fund
                           Leonetti Balanced Fund
                           Lighthouse Contrarian Fund
                           U.S. Global Leaders Growth Fund
                           Boston Managed Growth Fund
                           Harris Bretall Sullivan & Smith Growth Fund
                           Pzena Focused Value Fund
                           Titan Financial Services Fund
                           Pacific Gemini Funds
                  Guinness Flight Investment Funds
                  Jurika & Voyles Fund Group
                  Masters Select Equity Fund
                  Kayne Anderson Mutual Funds
                  O'Shaugnessy Funds, Inc.

                  The Purisima Total Return Fund
                  Fleming Capital Mutual Fund Group, Inc.
                  Fremont Mutual Funds
                  Brandes Investment Funds


         b. The officers of First Fund Distributors, Inc. are:

              Robert H. Wadsworth                  President and Treasurer
              Eric Banhazl                         Vice President
              Steven J. Paggioli                   Vice President and Secretary

         Each officer's business address with the Distributor is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018.

         c. Not applicable

Item 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which are kept by the Trust at 601 Union St., Ste.
2810, Seattle WA 98101.


Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 32. Undertakings


         Registrant undertakes that if requested to do so by the holders of at least 10% of the registrant's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle in the State of Washington on the 25th day of June, 1998.


                                        RAINIER INVESTMENT MANAGEMENT
                                        MUTUAL FUNDS


                                        By: /s/ J. Glenn Haber
                                           -------------------------
                                            J. Glenn Haber
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                             President,
/s/ J. Glenn Haber           Treasurer
-------------------------    Chief Financial Officer
J. Glenn Haber               and Trustee                     June 25, 1998


/s/ Patricia Louise Frost    Vice President and              June 25, 1998
-------------------------    Trustee
Patricia Louise Frost

*Gary L. Sundem              Trustee                         June 25, 1998
-------------------------
Gary L. Sundem

*James E. Diamond, Jr.       Trustee                         June 25, 1998
-------------------------
James E. Diamond, Jr.

*John W. Ferris              Trustee                         June 25, 1998
-------------------------
John W. Ferris



* By  /s/ J. Glenn Haber
      ----------------------------------
      J. Glenn Haber, Attorney-in-Fact
      under powers of attorney as filed
      with Post-Effective Amendment No. 1
      to the Registration Statement.

                                                    As filed with the Securities
                                            Exchange Commission on June 25, 1998

                                                       Registration No. 33-73792
                                                               File No. 811-8270

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549




                                   EXHIBITS TO
                                    FORM N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5                      [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8                             [X]


                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                          601 Union Street, Suite 2801
                                Seattle, WA 98101
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (206) 464-0400



                               Exhibits 11 and 16

                                INDEX TO EXHIBITS



Exhibit Number         Exhibit
--------------         -------

      11               Consent of Independent Auditors

      16.1             Schedule for Computation of Performance Quotations
                         Small/Mid Cap Equity Portfolio

      16.2             Schedule for Computation of Performance Quotations
                         Core Equity Portfolio

      16.3             Schedule for Computation of Performance Quotations
                         Balanced Portfolio

      16.4             Schedule for Computation of Performance Quotations
                         Intermediate Fixed Income Portfolio